Note 4 - Investment Securities (Details) - Investments by Contractual Maturity Date (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Due in one year or less
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	$ 6,676,520	$ 11,013,110
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	6,685,707	11,047,503
Due after one year through five years
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	25,995,550	26,006,611
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	26,209,818	26,428,723
Due after five years through ten years
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	25,341,587	18,211,106
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	24,626,347	18,727,902
Due after ten years
Available-for-sale Securities, Debt Maturities, After Ten Years, Amortized Cost Basis	46,202,774	52,803,171
Available-for-sale Securities, Debt Maturities, After Ten Years, Fair Value	44,035,339	53,636,837
Total	104,216,431	108,033,998	91,365,475
Total	101,557,211	109,840,965	93,683,774
Due in one year or less
Held-to-maturity securities, Debt Maturities, Next Twelve Months, Net Carrying Amount	6,294,447	20,328,296
Held-to-maturity securities, Debt Maturities, Next Twelve Months, Fair Value	6,342,269	20,422,536
Due after one year through five years
Held-to-maturity securities, Debt Maturities, Year Two Through Five, Net Carrying Amount	8,937,728	8,807,338
Held-to-maturity securities, Debt Maturities, Year Two Through Five, Fair Value	9,243,927	9,119,488
Due after five years through ten years
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Net Carrying Amount	43,564,105	26,384,679
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Fair Value	44,444,708	28,152,940
Due after ten years
Held-to-maturity securities, Debt Maturities, After Ten Years, Net Carrying Amount	92,277,587	61,008,531
Held-to-maturity securities, Debt Maturities, After Ten Years, Fair Value	92,155,377	64,144,399
Total	151,073,866	116,528,844	142,975,367
Total	152,186,281	121,839,363	147,621,280
Restricted Stock [Member]
Due in one year or less
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	1,013,100	2,493,300
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	1,013,100	2,493,300
Due after ten years
Total	1,013,100	2,493,300	4,412,600
Total	1,013,100	2,493,300	4,412,600
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member]
Due in one year or less
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	4,998,329	7,014,714
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	5,004,300	7,035,000
Due after one year through five years
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	6,517,816	9,955,805
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	6,520,515	10,057,800
Due after five years through ten years
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	10,866,330	12,414,076
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	10,101,850	12,402,735
Due after ten years
Total	22,382,475	29,384,595	19,400,856
Total	21,626,665	29,495,535	19,472,689
Due in one year or less
Held-to-maturity securities, Debt Maturities, Next Twelve Months, Net Carrying Amount	1,537,229	1,500,345
Held-to-maturity securities, Debt Maturities, Next Twelve Months, Fair Value	1,551,645	1,508,940
Due after one year through five years
Held-to-maturity securities, Debt Maturities, Year Two Through Five, Net Carrying Amount	0	1,573,612
Held-to-maturity securities, Debt Maturities, Year Two Through Five, Fair Value	0	1,598,230
Due after ten years
Total	1,537,229	3,073,957	11,118,649
Total	1,551,645	3,107,170	11,178,220
Residential mortgage backed Securities- GSE [Member]
Due in one year or less
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	19,397	65,816
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	20,034	68,944
Due after one year through five years
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	4,431,874	269,875
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	4,370,765	289,069
Due after five years through ten years
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	11,172,951	3,015,167
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	11,152,731	3,276,792
Due after ten years
Available-for-sale Securities, Debt Maturities, After Ten Years, Amortized Cost Basis	17,171,193	21,562,090
Available-for-sale Securities, Debt Maturities, After Ten Years, Fair Value	17,795,238	22,854,530
Total	32,795,415	24,912,948	40,655,157
Total	33,338,768	26,489,335	42,687,209
Due after five years through ten years
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Net Carrying Amount	21,772,966	3,359,153
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Fair Value	21,945,961	3,494,362
Due after ten years
Held-to-maturity securities, Debt Maturities, After Ten Years, Net Carrying Amount	45,714,314	16,591,037
Held-to-maturity securities, Debt Maturities, After Ten Years, Fair Value	46,142,180	17,303,924
Total	67,487,280	19,950,190	20,260,354
Total	68,088,141	20,798,286	21,062,236
Obligations of State and Political subdivisions [Member]
Due in one year or less
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	110,000
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	110,343
Due after one year through five years
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	374,281	483,938
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	375,833	486,312
Due after five years through ten years
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	3,167,509	2,701,112
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	3,227,127	2,963,440
Due after ten years
Available-for-sale Securities, Debt Maturities, After Ten Years, Amortized Cost Basis	18,579,962	17,608,172
Available-for-sale Securities, Debt Maturities, After Ten Years, Fair Value	16,032,296	17,232,549
Total	22,231,752	20,793,222	5,366,145
Total	19,745,599	20,682,301	5,700,514
Due in one year or less
Held-to-maturity securities, Debt Maturities, Next Twelve Months, Net Carrying Amount	1,261,544	2,865,631
Held-to-maturity securities, Debt Maturities, Next Twelve Months, Fair Value	1,273,221	2,894,143
Due after one year through five years
Held-to-maturity securities, Debt Maturities, Year Two Through Five, Net Carrying Amount	8,937,728	6,212,316
Held-to-maturity securities, Debt Maturities, Year Two Through Five, Fair Value	9,243,927	6,475,283
Due after five years through ten years
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Net Carrying Amount	20,751,372	22,691,687
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Fair Value	21,459,490	24,318,500
Due after ten years
Held-to-maturity securities, Debt Maturities, After Ten Years, Net Carrying Amount	20,010,221	11,046,072
Held-to-maturity securities, Debt Maturities, After Ten Years, Fair Value	19,062,203	12,167,715
Total	50,960,864	42,815,706	46,820,985
Total	51,038,841	45,855,641	49,667,065
Corporate Debt Securities [Member]
Due in one year or less
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	510,694	1,414,280
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	512,930	1,425,259
Due after one year through five years
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	14,671,579	15,296,993
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	14,942,705	15,595,542
Due after five years through ten years
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	0
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	0
Due after ten years
Available-for-sale Securities, Debt Maturities, After Ten Years, Amortized Cost Basis	1,085,654	1,086,408
Available-for-sale Securities, Debt Maturities, After Ten Years, Fair Value	1,065,140	1,079,480
Total	16,267,927	17,797,681	1,443,762
Total	16,520,775	18,100,281	1,435,944
Due in one year or less
Held-to-maturity securities, Debt Maturities, Next Twelve Months, Net Carrying Amount	3,495,674	15,962,320
Held-to-maturity securities, Debt Maturities, Next Twelve Months, Fair Value	3,517,403	16,019,453
Due after one year through five years
Held-to-maturity securities, Debt Maturities, Year Two Through Five, Net Carrying Amount	0	1,021,410
Held-to-maturity securities, Debt Maturities, Year Two Through Five, Fair Value	0	1,045,975
Due after ten years
Total	3,495,674	16,983,730	25,037,063
Total	3,517,403	17,065,428	24,905,980
Mutual Fund [Member]
Due in one year or less
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	25,000
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	25,000
Residential collateralized mortgage obligations- GSE [Member]
Due after five years through ten years
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	134,797	80,751
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	144,639	84,935
Due after ten years
Available-for-sale Securities, Debt Maturities, After Ten Years, Amortized Cost Basis	3,896,296	6,268,559
Available-for-sale Securities, Debt Maturities, After Ten Years, Fair Value	4,051,802	6,547,730
Total	4,031,094	6,349,310	13,421,544
Total	4,196,441	6,632,665	13,898,133
Due after five years through ten years
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Net Carrying Amount	85,440	333,839
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Fair Value	86,388	340,078
Due after ten years
Held-to-maturity securities, Debt Maturities, After Ten Years, Net Carrying Amount	15,615,850	19,326,786
Held-to-maturity securities, Debt Maturities, After Ten Years, Fair Value	16,193,239	20,342,103
Total	15,701,290	19,660,625	24,705,415
Total	16,279,626	20,682,181	25,713,152
Residential collateralized mortgage obligations- non GSE [Member]
Due after ten years
Available-for-sale Securities, Debt Maturities, After Ten Years, Amortized Cost Basis	3,001,534	3,811,933
Available-for-sale Securities, Debt Maturities, After Ten Years, Fair Value	3,052,663	3,924,182
Total	3,001,533	3,811,933	4,177,115
Total	3,052,663	3,924,182	4,300,444
Due after five years through ten years
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Net Carrying Amount	954,327
Held-to-maturity securities, Debt Maturities, Year Six Through Ten, Fair Value	952,869
Due after ten years
Held-to-maturity securities, Debt Maturities, After Ten Years, Net Carrying Amount	10,280,540	13,387,974
Held-to-maturity securities, Debt Maturities, After Ten Years, Fair Value	10,610,348	14,184,577
Total	11,234,867	13,387,974	14,386,327
Total	11,563,218	14,184,577	15,091,119
Trust Preferred Debt Securities [Member]
Due after ten years
Available-for-sale Securities, Debt Maturities, After Ten Years, Amortized Cost Basis	2,468,135	2,466,009
Available-for-sale Securities, Debt Maturities, After Ten Years, Fair Value	2,038,200	1,998,366
Total	2,468,135	2,466,009	2,463,296
Total	2,038,200	1,998,366	1,751,241
Due after ten years
Held-to-maturity securities, Debt Maturities, After Ten Years, Net Carrying Amount		656,662
Held-to-maturity securities, Debt Maturities, After Ten Years, Fair Value		146,080
Trust Preferred Debt Securities Pooled [Member]
Due after ten years
Held-to-maturity securities, Debt Maturities, After Ten Years, Net Carrying Amount	656,662
Held-to-maturity securities, Debt Maturities, After Ten Years, Fair Value	147,407
Total	656,662	656,662	646,574
Total	$ 147,407	$ 146,080	$ 3,508